Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Summary of Operating Results of the Company's Reportable Segments
The following table summarizes the operating results of the Company’s reportable segments:

	Year ended December 31, 2021
	Distribution	Underwriting	Eliminations	Consolidated total
Net premiums written	$—	$476,328	$(976)	$475,352
Escrow, other title-related fees and other (1)	177,069	3,520	(101,004)	79,585
Investment, dividend and other income	205	2,901	—	3,106
Total revenue	$177,274	$482,749	$(101,980)	$558,043

Premiums retained by agents (2)	$—	$400,425	$(101,980)	$298,445
Direct labor (3)	81,204	8,412	—	89,616
Other direct costs (4)	23,726	11,339	—	35,065
Provision for claims	2,257	19,078	—	21,335
Adjusted gross profit	$70,087	$43,495	$—	$113,582

	Year ended December 31, 2020
	Distribution	Underwriting	Eliminations	Consolidated total
Net premiums written	$—	$345,608	$—	$345,608
Escrow, other title-related fees and other (1)	129,590	2,099	(70,414)	61,275
Investment, dividend and other income	699	2,232	—	2,931
Total revenue	$130,289	$349,939	$(70,414)	$409,814

Premiums retained by agents (2)	$—	$290,557	$(70,414)	$220,143
Direct labor (3)	55,334	6,820	—	62,154
Other direct costs (4)	16,912	3,623	—	20,535
Provision for claims	1,415	13,922	—	15,337
Adjusted gross profit	$56,628	$35,017	$—	$91,645

	Year ended December 31, 2019
	Distribution	Underwriting	Eliminations	Consolidated total
Net premiums written	$—	$292,707	$—	$292,707
Escrow, other title-related fees and other (1)	129,632	873	(68,488)	62,017
Investment, dividend and other income	956	2,405	—	3,361
Total revenue	$130,588	$295,985	$(68,488)	$358,085

Premiums retained by agents (2)	$—	$246,753	$(68,488)	$178,265
Direct labor (3)	55,138	5,776	—	60,914
Other direct costs (4)	15,751	4,367	—	20,118
Provision for claims	1,552	10,733	—	12,285
Adjusted gross profit	$58,147	$28,356	$—	$86,503
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(1)Includes fee income from closings, escrow, title exams, ceding commission income, as well as premiums retained by Direct Agents.
(2)This expense represents a deduction from the net premiums written for the amounts that are retained by Direct Agents and Third-Party Agents as compensation for their efforts to generate premium income for our Underwriting segment. The impact of premiums retained by our Direct Agents and the expense for reinsurance or co-insurance procured on Direct Agent sourced premiums are eliminated in consolidation.
(3)Includes all compensation costs, including salaries, bonuses, incentive payments, and benefits, for personnel involved in the direct fulfillment of title and/or escrow services.
(4)Includes title examination expense, office supplies, and premium and other taxes.

Reconciliation of Company's Total Reportable Segments' Adjusted Gross Profit to Total Loss Before Income Taxes
The following table provides a reconciliation of the Company’s total reportable segments’ adjusted gross profit to its total loss before income taxes:

	Year ended December 31,
	2021	2020	2019
Adjusted gross profit	$113,582	$91,645	$86,503
Depreciation and amortization	10,321	5,815	1,880
Corporate and other expenses (1)	205,220	114,511	102,091
Change in fair value of Warrant and Sponsor Covered Shares liabilities	(6,691)	—	—
Interest expense	16,861	5,579	9,282
Loss before income taxes	$(112,129)	$(34,260)	$(26,750)